UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2005
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    February 13, 2006

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $552,288,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    11209   473552 SH       SOLE                   473552
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105    10038   343055 SH       SOLE                   343055
ALLTEL CORP                    COM              020039103     9301   147406 SH       SOLE                   147406
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2038       23 SH       SOLE                       23
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    13480     4592 SH       SOLE                     4592
BROADWING CORP                 COM              11161E101     5124   846913 SH       SOLE                   846913
CITIGROUP INC                  COM              172967101     7056   145390 SH       SOLE                   145390
CROWN HOLDINGS INC             COM              228368106     8680   444467 SH       SOLE                   444467
CRESCENT REAL ESTATE EQUITIE   COM              225756105     6936   349973 SH       SOLE                   349973
CRESCENT REAL ESTATE EQUITIE   PFD CV A 6.75%   225756204     2765   129255 SH       SOLE                   129255
US LEC CORP                    CL A             90331S109      630   368627 SH       SOLE                   368627
COMCAST CORP NEW               Cl A             20030N101     4114   158707 SH       SOLE                   158707
COMCAST CORP NEW               CL A SPL         20030N200     7818   304323 SH       SOLE                   304323
CRIIMI MAE INC                 COM NEW          226603504    24322  1228388 SH       SOLE                  1228388
CRIIMI MAE INC                 PFD B CONV $25   226603207       25     1000 SH       SOLE                     1000
CNA FINL CORP                  COM              126117100    12815   391546 SH       SOLE                   391546
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208    12917   832307 SH       SOLE                   832307
DOBSON COMMUNICATIONS CORP     CL A             256069105    12703  1693798 SH       SOLE                  1693798
DISCOVERY HOLDING CO           CL A COM         25468Y107    10118   667869 SH       SOLE                   667869
DUKE ENERGY CORP               COM              264399106     4282   155987 SH       SOLE                   155987
SALOMON BROS GLBL HIGH INC F   COM              79550G102     4464   350100 SH       SOLE                   350100
FIRST DATA CORP                COM              319963104     3973    92384 SH       SOLE                    92384
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    10545    73558 SH       SOLE                    73558
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     3310    45651 SH       SOLE                    45651
FRANKLIN UNVL TR               SH BEN INT       355145103     6161  1000210 SH       SOLE                  1000210
SALOMON BROS VAR RATE STRT F   COM              79550X105     3600   214900 SH       SOLE                   214900
TEMPLETON GLOBAL INCOME FD     COM              880198106      379    47517 SH       SOLE                    47517
GATEWAY INC                    COM              367626108     2612  1040785 SH       SOLE                  1040785
HUNTSMAN CORP                  COM              447011107     6216   360978 SH       SOLE                   360978
HUNTSMAN CORP                  PFD MND CV 5%    447011206     5749   142011 SH       SOLE                   142011
MORGAN STANLEY                 INSD CA MUN      61745P825     3502   256968 SH       SOLE                   256968
PERUSAHAAN PERS INDO SATELLI   SPONSORED ADR    715680104      841    28925 SH       SOLE                    28925
NUVEEN TAX ADV FLTG RATE FUN   COM              6706EV102     1577   127800 SH       SOLE                   127800
NUVEEN PFD & CONV INCOME FD    COM SHS          67073D102     4746   391900 SH       SOLE                   391900
LIBERTY MEDIA CORP NEW         COM SER A        530718105    17472  2220036 SH       SOLE                  2220036
LIBERTY GLOBAL INC             COM SER A        530555101     5614   249528 SH       SOLE                   249528
LIBERTY GLOBAL INC             COM SER C        530555309     6408   302266 SH       SOLE                   302266
LOEWS CORP                     COM              540424108    12576   132587 SH       SOLE                   132587
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110     3753   139836 SH       SOLE                   139836
MTR GAMING GROUP INC           COM              553769100     2984   286686 SH       SOLE                   286686
MONTPELIER RE HOLDINGS LTD     SHS              G62185106     9646   510344 SH       SOLE                   510344
MERCK & CO INC                 COM              589331107     7240   227606 SH       SOLE                   227606
METROMEDIA INTL GROUP INC      PFD CONV %       591695200    30353   798766 SH       SOLE                   798766
NASH FINCH CO                  COM              631158102     5996   235331 SH       SOLE                   235331
NATL EQUIP SVCS INC NEW        COM              640820106     6087   468260 SH       SOLE                   468260
NEWS CORP                      CL A             65248E104    12313   791805 SH       SOLE                   791805
NUVEEN SELECT TAX FREE INCM    SH BEN INT       67063C106     3331   249850 SH       SOLE                   249850
OWENS ILL INC                  COM NEW          690768403     7021   333711 SH       SOLE                   333711
OWENS ILL INC                  PFD CONV $.01    690768502     3774   110997 SH       SOLE                   110997
PMC COML TR                    SH BEN INT       693434102     1274   103453 SH       SOLE                   103453
PIMCO FLOATING RATE STRTGY F   COM              72201J104     8617   482494 SH       SOLE                   482494
PUTNAM MASTER INTER INCOME T   SHR BEN INT      746909100     7472  1230925 SH       SOLE                  1230925
PARK OHIO HLDGS CORP           COM              700666100     9230   654616 SH       SOLE                   654616
PORTUGAL TELECOM SGPS S A      SPONSORED ADR    737273102     9035   897203 SH       SOLE                   897203
Q E P INC                      COM              74727K102     2749   256178 SH       SOLE                   256178
RCN CORP                       COM NEW          749361200     9255   394655 SH       SOLE                   394655
SEA CONTAINERS LTD             CL A             811371707     6931   552750 SH       SOLE                   552750
SK TELECOM LTD                 SPONSORED ADR    78440P108     8778   432635 SH       SOLE                   432635
ST PAUL TRAVELERS INC          COM              792860108    14702   329134 SH       SOLE                   329134
SOUTHERN UN CO NEW             COM              844030106     4807   203428 SH       SOLE                   203428
SAFEWAY INC                    COM NEW          786514208    12509   528711 SH       SOLE                   528711
TESORO CORP                    COM              881609101     5597    90927 SH       SOLE                    90927
VALERO ENERGY CORP NEW         COM              91913Y100     8963   173710 SH       SOLE                   173710
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100    13346   621599 SH       SOLE                   621599
WILLIAMS COS INC DEL           COM              969457100     9155   395128 SH       SOLE                   395128
WHX CORP                       COM NEW          929248508      734    72277 SH       SOLE                    72277
AMGEN INC                      NOTE    3/0      031162AL4     9601 12309000 SH       SOLE                 12309000
GATEWAY INC                    NOTE 2.000%12/3  367626AD0     8885 13224000 SH       SOLE                 13224000
LSI LOGIC CORP                 NOTE 4.000% 5/1  502161AJ1    10643 11104000 SH       SOLE                 11104000
LEUCADIA NATL CORP             NOTE 3.750% 4/1  527288AX2    10455  8980000 SH       SOLE                  8980000
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7      578   923000 SH       SOLE                   923000
MEDIACOM COMMUNICATIONS CORP   NOTE 5.250% 7/0  58446KAA3     7167  7220000 SH       SOLE                  7220000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     4784 13140000 SH       SOLE                 13140000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3     8406 12009000 SH       SOLE                 12009000